UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE

VARIABLE APPRECIATION PORTFOLIO

FORM N-Q

MARCH 31, 2011

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	March 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.5%
Johnson Controls Inc.	90,090	$3,745,041

Automobiles - 0.1%
General Motors Co.	27,900	865,737	*

Hotels, Restaurants & Leisure - 1.6%
Marcus Corp.	117,220	1,277,698
McDonald’s Corp.	89,330	6,797,120
Yum! Brands Inc.	60,710	3,119,280

Total Hotels, Restaurants & Leisure		11,194,098

Internet & Catalog Retail - 1.0%
Amazon.com Inc.	36,570	6,587,354	*

Media - 5.3%
Cablevision Systems Corp., New York Group, Class A Shares	165,470	5,726,917
Comcast Corp., Class A Shares	530,980	13,125,826
Walt Disney Co.	405,160	17,458,344

Total Media		36,311,087

Multiline Retail - 0.5%
Target Corp.	65,700	3,285,657

Specialty Retail - 1.9%
Home Depot Inc.	233,950	8,670,187
Staples Inc.	245,550	4,768,581

Total Specialty Retail		13,438,768

TOTAL CONSUMER DISCRETIONARY		75,427,742

CONSUMER STAPLES - 9.5%
Beverages - 1.7%
Coca-Cola Co.	103,510	6,867,888
PepsiCo Inc.	74,990	4,830,106

Total Beverages		11,697,994

Food & Staples Retailing - 2.5%
CVS Caremark Corp.	131,500	4,513,080
Wal-Mart Stores Inc.	243,610	12,679,901

Total Food & Staples Retailing		17,192,981

Food Products - 2.5%
General Mills Inc.	135,790	4,963,124
H.J. Heinz Co.	119,840	5,850,589
Kraft Foods Inc., Class A Shares	211,213	6,623,640

Total Food Products		17,437,353

Household Products - 2.8%
Kimberly-Clark Corp.	90,760	5,923,905
Procter & Gamble Co.	220,346	13,573,314

Total Household Products		19,497,219

TOTAL CONSUMER STAPLES		65,825,547

ENERGY - 12.3%
Energy Equipment & Services - 1.8%
Exterran Holdings Inc.	18	427	*
Halliburton Co.	75,910	3,783,354
Schlumberger Ltd.	36,360	3,390,934
Weatherford International Ltd.	228,710	5,168,846	*

Total Energy Equipment & Services		12,343,561

Oil, Gas & Consumable Fuels - 10.5%
Apache Corp.	45,454	5,950,838
Chevron Corp.	87,150	9,362,524
ConocoPhillips	44,490	3,552,971
El Paso Corp.	372,560	6,706,080
Exxon Mobil Corp.	299,855	25,226,801
Newfield Exploration Co.	78,992	6,004,182	*
Petrohawk Energy Corp.	221,830	5,443,708	*
Petroleo Brasileiro SA, ADR	75,350	3,046,401

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Spectra Energy Corp.	267,083	$7,259,316

Total Oil, Gas & Consumable Fuels		72,552,821

TOTAL ENERGY		84,896,382

EXCHANGE TRADED FUNDS - 0.3%
SPDR Gold Trust	15,130	2,115,477	*

FINANCIALS - 14.8%
Capital Markets - 1.1%
Charles Schwab Corp.	285,000	5,138,550
Goldman Sachs Group Inc.	13,580	2,152,023

Total Capital Markets		7,290,573

Commercial Banks - 1.2%
Wells Fargo & Co.	262,000	8,305,400

Diversified Financial Services - 3.1%
Bank of America Corp.	374,740	4,995,284
Citigroup Inc.	1,265,220	5,592,272	*
JPMorgan Chase & Co.	238,658	11,002,134

Total Diversified Financial Services		21,589,690

Insurance - 6.8%
Berkshire Hathaway Inc., Class A Shares	103	12,905,900	*
Lincoln National Corp.	78,980	2,372,559
MetLife Inc.	151,886	6,793,861
Travelers Cos. Inc.	422,740	25,144,575

Total Insurance		47,216,895

Real Estate Investment Trusts (REITs) - 1.8%
Annaly Capital Management Inc.	334,020	5,828,649
Chimera Investment Corp.	1,615,000	6,395,400

Total Real Estate Investment Trusts (REITs)		12,224,049

Real Estate Management & Development - 0.8%
Forest City Enterprises Inc., Class A Shares	285,480	5,375,588	*

TOTAL FINANCIALS		102,002,195

HEALTH CARE - 7.7%
Biotechnology - 0.8%
Amgen Inc.	97,650	5,219,392	*

Health Care Providers & Services - 0.9%
AmerisourceBergen Corp.	154,990	6,131,404

Pharmaceuticals - 6.0%
Abbott Laboratories	84,199	4,129,961
Bristol-Myers Squibb Co.	146,460	3,870,938
Johnson & Johnson	168,970	10,011,472
Merck & Co. Inc.	148,370	4,897,694
Novartis AG, ADR	134,200	7,293,770
Pfizer Inc.	451,950	9,179,105
Teva Pharmaceutical Industries Ltd., ADR	17,170	861,419
Warner Chilcott PLC, Class A Shares	61,490	1,431,487

Total Pharmaceuticals		41,675,846

TOTAL HEALTH CARE		53,026,642

INDUSTRIALS - 13.5%
Aerospace & Defense - 1.8%
Honeywell International Inc.	131,360	7,843,506
Raytheon Co.	91,560	4,657,657

Total Aerospace & Defense		12,501,163

Air Freight & Logistics - 1.6%
United Parcel Service Inc., Class B Shares	149,740	11,128,677

Commercial Services & Supplies - 1.3%
Waste Management Inc.	234,440	8,753,989

Industrial Conglomerates - 6.6%
3M Co.	104,180	9,740,830
General Electric Co.	567,160	11,371,558
McDermott International Inc.	178,810	4,539,986	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Tyco International Ltd.	132,570	$5,935,159
United Technologies Corp.	169,080	14,312,622

Total Industrial Conglomerates		45,900,155

Machinery - 1.3%
Eaton Corp.	104,610	5,799,578
PACCAR Inc.	55,350	2,897,573

Total Machinery		8,697,151

Road & Rail - 0.9%
Norfolk Southern Corp.	89,290	6,185,118

TOTAL INDUSTRIALS		93,166,253

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.7%
Cisco Systems Inc.	351,405	6,026,596
Motorola Solutions Inc.	74,050	3,309,294	*
QUALCOMM Inc.	50,660	2,777,688

Total Communications Equipment		12,113,578

Computers & Peripherals - 3.1%
Apple Inc.	40,630	14,157,523	*
EMC Corp.	159,390	4,231,805	*
NetApp Inc.	64,330	3,099,419	*

Total Computers & Peripherals		21,488,747

Internet Software & Services - 3.3%
eBay Inc.	164,750	5,113,840	*
Google Inc., Class A Shares	18,944	11,105,162	*
VeriSign Inc.	178,335	6,457,511

Total Internet Software & Services		22,676,513

IT Services - 3.6%
Automatic Data Processing Inc.	146,310	7,507,166
International Business Machines Corp.	67,030	10,930,582
Visa Inc., Class A Shares	83,880	6,175,246

Total IT Services		24,612,994

Semiconductors & Semiconductor Equipment - 1.2%
ASML Holding NV, New York Registered Shares	57,660	2,565,870	*
Texas Instruments Inc.	156,620	5,412,787

Total Semiconductors & Semiconductor Equipment		7,978,657

Software - 4.3%
Citrix Systems Inc.	70,390	5,170,849	*
Microsoft Corp.	579,910	14,706,518
Oracle Corp.	288,240	9,618,569

Total Software		29,495,936

TOTAL INFORMATION TECHNOLOGY		118,366,425

MATERIALS - 7.1%
Chemicals - 6.2%
Celanese Corp., Series A Shares	268,860	11,929,318
E.I. du Pont de Nemours & Co.	97,020	5,333,189
Ecolab Inc.	76,000	3,877,520
Monsanto Co.	55,910	4,040,057
Potash Corp. of Saskatchewan Inc.	65,530	3,861,683
PPG Industries Inc.	142,450	13,562,665

Total Chemicals		42,604,432

Paper & Forest Products - 0.9%
International Paper Co.	202,430	6,109,337

TOTAL MATERIALS		48,713,769

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.5%
AT&T Inc.	360,840	11,041,704
Verizon Communications Inc.	151,360	5,833,415

Total Diversified Telecommunication Services		16,875,119

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - 0.6%
American Tower Corp., Class A Shares	83,770	$4,340,961	*

TOTAL TELECOMMUNICATION SERVICES		21,216,080

UTILITIES - 0.5%
Multi-Utilities - 0.5%
Wisconsin Energy Corp.	102,320	3,120,760

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $466,519,386)		667,877,272

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreements - 3.0%
Interest in $562,442,000 joint tri-party repurchase agreement dated 3/31/11 with Barclays Capital Inc.; Proceeds at maturity - $20,496,063; (Fully collateralized by various U.S. government obligations, 1.375% to 1.750% due 1/15/20 to 1/15/28; Market value - $20,905,920) (Cost - $20,496,000)	0.110%	4/1/11	$20,496,000	20,496,000

TOTAL INVESTMENTS - 99.9% (Cost - $487,015,386#)				688,373,272
Other Assets in Excess of Liabilities - 0.1%				987,491

TOTAL NET ASSETS - 100.0%				$689,360,763

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$667,877,272	—	—	$667,877,272
Short-term investments†	—	$20,496,000	—	20,496,000

Total investments	$667,877,272	$20,496,000	—	$688,373,272

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical

Notes to Schedule of Investments (unaudited) (continued)

repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$205,558,932
Gross unrealized depreciation	(4,201,046)

Net unrealized appreciation	$201,357,886

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2011, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 24, 2011